SELECTED UNAUDITED QUARTERLY FINANCIAL DATA (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2016 Senior Notes	Dec. 31, 2011 Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2012 Textile Effects	Dec. 31, 2011 Textile Effects	Dec. 31, 2012 Advanced Materials	Dec. 31, 2011 Advanced Materials	Dec. 31, 2012 Advanced Materials Global transformational change program	Dec. 31, 2011 Advanced Materials Stereolithography resin and Digitalis machine manufacturing businesses	Dec. 31, 2012 Polyurethanes	Sep. 30, 2012 Polyurethanes	Mar. 31, 2012 Polyurethanes	Dec. 31, 2012 Polyurethanes	Dec. 31, 2012 Workforce reductions Textile Effects	Dec. 31, 2011 Workforce reductions Textile Effects	Dec. 31, 2012 Workforce reductions Polyurethanes
Quarterly Financial Information
Restructuring charges						$ 4	$ 22	$ 38	$ 20	$ 28		$ 1	$ 32	$ 5		$ 1	$ 62	$ 38
Impairment of long-lived assets at our Basel, Switzerland manufacturing facility							53
Gain on sale		38	(8)		34						34
Annualized fixed costs															75
Loss on early extinguishment of debt	(80)	(7)	(37)	(77)
Principal Amount of Notes Redeemed				$ 400